Consolidated statement of financial position - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill and intangible assets	€ 7,051,000,000	€ 7,027,000,000
Property, plant and equipment	1,924,000,000	1,783,000,000
Right-of-use assets	884,000,000	805,000,000
Investments in associated companies and joint ventures	243,000,000	233,000,000
Non-current financial investments	758,000,000	745,000,000
Deferred tax assets	1,272,000,000	1,822,000,000
Other non-current financial assets	325,000,000	306,000,000
Defined benefit pension assets	7,740,000,000	5,038,000,000
Other non-current receivables	255,000,000	217,000,000
Total non-current assets	20,452,000,000	17,976,000,000
Current assets
Inventories	2,392,000,000	2,242,000,000
Trade receivables	5,382,000,000	5,503,000,000
Contract assets	1,146,000,000	1,080,000,000
Other current receivables	859,000,000	850,000,000
Current income tax assets	214,000,000	265,000,000
Other current financial assets	336,000,000	214,000,000
Current financial investments	2,577,000,000	1,121,000,000
Cash and cash equivalents	6,691,000,000	6,940,000,000
Total current assets	19,597,000,000	18,215,000,000
Total assets	40,049,000,000	36,191,000,000
Capital and reserves attributable to equity holders of the parent
Share capital	245,896,461.96	245,896,461.96
Share premium	454,000,000	443,000,000
Treasury shares	(352,000,000)	(352,000,000)
Translation differences	(396,000,000)	(1,295,000,000)
Fair value and other reserves	4,219,000,000	1,910,000,000
Reserve for invested unrestricted equity	15,726,000,000	15,656,000,000
Accumulated deficit	(2,537,000,000)	(4,143,000,000)
Total capital and reserves attributable to equity holders of the parent	17,360,000,000	12,465,000,000
Non-controlling interests	102,000,000	80,000,000
Total equity	17,462,000,000	12,545,000,000
Non-current liabilities
Long-term interest-bearing liabilities	4,537,000,000	5,015,000,000
Long-term lease liabilities	824,000,000	721,000,000
Deferred tax liabilities	282,000,000	260,000,000
Defined benefit pension and post-employment liabilities	3,408,000,000	4,046,000,000
Contract liabilities	354,000,000	566,000,000
Deferred revenue and other non-current liabilities	436,000,000	541,000,000
Provisions	645,000,000	736,000,000
Total non-current liabilities	10,486,000,000	11,885,000,000
Current liabilities
Short-term interest-bearing liabilities	116,000,000	561,000,000
Short-term lease liabilities	185,000,000	189,000,000
Other financial liabilities	762,000,000	738,000,000
Current income tax liabilities	202,000,000	188,000,000
Trade payables	3,679,000,000	3,174,000,000
Contract liabilities	2,293,000,000	2,394,000,000
Deferred revenue and other current liabilities	3,940,000,000	3,721,000,000
Provisions	924,000,000	796,000,000
Total current liabilities	12,101,000,000	11,761,000,000
Total liabilities	22,587,000,000	23,646,000,000
Total shareholders' equity and liabilities	€ 40,049,000,000	€ 36,191,000,000